Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash And Cash Equivalents And Restricted Cash
The reconciliation of cash and cash equivalents and restricted cash is as follows (in thousands):

	December 31,
	2021	2020
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$85,836	$58,452
Restricted cash	1,710	5,494

Total cash, cash equivalents and restricted cash	$87,546	$63,946

Schedule Of Useful Lives Of Property And Equipment	The estimated useful lives of the Company’s property and equipment are as follows:

Property and Equipment	Useful Life
Office equipment	3 years
Computer equipment	3 years
Vehicles	3 years
Vehicle equipment	4 years
Leasehold improvements	Shorter of estimated life of the asset or remaining lease term
Furniture and fixtures	5 years

Schedule of Charge back charges For Account Receivable
Changes in the chargeback accounts were as follows (in thousands):

Chargebacks
Balance as of January 1, 2020	$2,178
Provision	8,981
Credits/payments made	(5,763)

Balance as of December 31, 2020	5,396
Provision	16,841
Credits/payments made	(13,646)

Balance as of December 31, 2021	$8,591

Schedule of the Weighted-Average Assumptions Used to Estimate The Fair Value
The weighted-average assumptions used to estimate the fair value of stock options granted during the year is as follows:

	Years Ended December 31,
	2021	2020
Risk-free interest rate	0.86%	1.18%
Expected term (in years)	5.95	6.01
Expected volatility	59.5%	48.4%
Expected dividend yield	—%	—%
Fair value of common stock	$9.02	$2.59